Early Deposit Mineral Stream Interests - Summary of Early Deposit Mineral Stream Interests (Parenthetical) (Detail) - Cotabambas [member] - Agreement Agreement in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Mineral Stream Interests [line items]
Silver Equivalent ounces to be delivered before entitlement step down takes effect	90	90
Percentage of gold production at the mine which WPM is entitled to after step down	16.67%	16.67%
Percentage of silver production at the mine which WPM is entitled to after step down	66.67%	66.67%